Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 905,451	$ 131,278	¥ 1,431,317
Restricted cash	19,817	2,873	7,795
Short-term investments	0	0	63,757
Accounts receivable (net of allowances of RMB39,166 and RMB 42,914 (US$6,222 ) as of December 31, 2021 and 2022, respectively)	109,954	15,942	92,197
Contract assets (net of allowances of RMB14,478 and RMB35,770 (US$5,186 ) as of December 31, 2021 and 2022, respectively)	41,757	6,054	42,391
Inventories, net	130,321	18,895	123,210
Prepayments and other current assets	51,462	7,462	60,279
Total current assets	1,258,762	182,504	1,820,946
Non-current assets:
Equity method investment	690	100	910
Convertible note receivable	5,105	740	0
Property and equipment, net	251,829	36,512	325,438
Intangible assets, net	1,986	288	5,150
Operating right-of-use assets	48,205	6,989	81,007
Other non-current assets	20,890	3,029	45,136
Total non-current assets	328,705	47,658	457,641
TOTAL ASSETS	1,587,467	230,162	2,278,587
Current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB279,601 and RMB290,252 (US$42,080) as of December 31, 2021 and 2022, respectively):
Accounts payable	50,947	7,387	63,080
Deferred revenue	147,633	21,405	142,871
Accrued liabilities and other current liabilities	173,832	25,203	127,892
Customer deposits	1,803	261	972
Short-term borrowings	0	0	2,370
Current portion of operating lease liabilities	37,236	5,399	34,999
Total current liabilities	411,451	59,655	372,184
Non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB38,232 and RMB6,541 (US$949) as of December 31, 2021 and 2022, respectively):
Other non-current liabilities	4,124	598	11,776
Non-current portion of operating lease liabilities	13,551	1,965	49,316
Total non-current liabilities	17,675	2,563	61,092
TOTAL LIABILITIES	429,126	62,218	433,276
Shareholders' equity:
Treasury stock	(58,919)	(8,542)	0
Additional paid-in capital	4,582,790	664,442	4,280,956
Accumulated deficits	(3,199,946)	(463,949)	(2,228,713)
Accumulated other comprehensive loss	(165,722)	(24,027)	(207,069)
Total shareholders' equity	1,158,341	167,944	1,845,311
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,587,467	230,162	2,278,587
Common Class A [Member]
Shareholders' equity:
Ordinary shares	117	17	116
Common Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 21	$ 3	¥ 21